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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bluecrest Capital Management Limited
Address:          40 Grosvenor Place
                  London SW1X 7AW

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark Jessop
Title:            Operations Manager
Phone:            +44 20 7664 3514

Signature, Place, and Date of Signing:

/s/ Mark Jessop                               London, UK                                        23 May 2006
---------------------------                ----------------------------                 ---------------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                     46
                                                            ------------------

Form 13F Information Table Value Total:                               $581,823
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
         ----------        ----------------------             ------------------
         None.


                                      Bluecrest Capital Management Limited
                                           Form 13F Information Table
                                          Quarter ended March 31, 2006
                                                                                     INVESTMENT DISCRETION      VOTING AUTHORITY
                                                    FAIR MARKET SHARES OR SH/
                          TITLE            CUSIP       VALUE    PRINCIPAL PRN PUT/      SHARED- SHARED- OTHER
ISSUER                   OF CLASS          NUMBER  (IN THOUSANDS) AMOUNT      CALL SOLE DEFINED OTHER    MNGRS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ARACRUZ CELULOSE SA      SPON ADR PFD B  038496 20 4  $1,376    26,000    SH          X                        26,000
------------------------------------------------------------------------------------------------------------------------------------
BANCO ITAU SA            SP ADR 500 PFD  059602 20 1   $429     14,400    SH          X                        14,400
------------------------------------------------------------------------------------------------------------------------------------
BBVA BANCO FRANCES SA    SPONSORED ADR   07329M 10 0   $790     100,000   SH          X                        100,000
------------------------------------------------------------------------------------------------------------------------------------
BEA SYSTEMS INC               COM        073325 10 2  $12,867   980,000   SH          X                        980,000
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB          COM        110122 10 8  $32,682  1,328,000  SH          X                       1,328,000
------------------------------------------------------------------------------------------------------------------------------------
CEMEX SA                 SPON ADR 5 ORD  151290 88 9  $2,272    34,800    SH          X                        34,800
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA ENERGETICA
DE MINA                  SP ADR N-V PFD  204409 60 1  $11,386   250,400   SH          X                        250,400
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO MERCANTILE
HOLDINGS INC                  CL A       167760 10 7  $13,425   30,000    SH          X                        30,000
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE SANEAMENTO
BASI                      SPONSORED ADR  20441A 10 2  $1,106    50,250    SH          X                        50,250
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO
RIO DOCE                      CALL       204412 20 9  $2,179    44,900    SH   CALL   X                        44,900
------------------------------------------------------------------------------------------------------------------------------------
COGNOS INC                    COM        19244C 10 9  $10,561   271,500   SH          X                        271,500
------------------------------------------------------------------------------------------------------------------------------------
COPA HOLDINGS SA              CL A       P31076 10 5  $4,556    199,400   SH          X                        199,400
------------------------------------------------------------------------------------------------------------------------------------
CPFL ENERGIA SA          SPONSORED ADR   126153 10 5  $1,390    33,100    SH          X                        33,100
------------------------------------------------------------------------------------------------------------------------------------
CRESUD SACIFYA           SPONSORED ADR   226406 10 6  $2,176    127,927   SH          X                        127,927
------------------------------------------------------------------------------------------------------------------------------------



                                      Bluecrest Capital Management Limited
                                           Form 13F Information Table
                                          Quarter ended March 31, 2006
                                                                                     INVESTMENT DISCRETION      VOTING AUTHORITY
                                                    FAIR MARKET SHARES OR SH/
                            TITLE          CUSIP       VALUE    PRINCIPAL PRN PUT/      SHARED- SHARED- OTHER
ISSUER                     OF CLASS        NUMBER  (IN THOUSANDS) AMOUNT      CALL SOLE DEFINED OTHER   MNGRS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
DENBURY RES INC             COM NEW      247916 20 8  $23,182   678,345   SH          X                        678,345
------------------------------------------------------------------------------------------------------------------------------------
FOCUS MEDIA HOLDING
LTD                       SPONSORED ADR  34415V 10 9  $1,505    25,938    SH          X                        25,938
------------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO
MEXICANO S               SPON ADR UNITS  344419 10 6  $23,380   255,075   SH          X                        255,075
------------------------------------------------------------------------------------------------------------------------------------
GRANT PRIDECO INC             COM        38821G 10 1  $20,220   472,000   SH          X                        472,000
------------------------------------------------------------------------------------------------------------------------------------
GREAT ATLANTIC &
PACIFIC TEA INC               COM        390064 10 3  $23,684   678,034   SH          X                        678,034
------------------------------------------------------------------------------------------------------------------------------------
INFOSYS TECHNOLOGIES
LTD                      SPONSORED ADR   456788 10 8  $1,059    13,600    SH          X                        13,600
------------------------------------------------------------------------------------------------------------------------------------
LG PHILIP LCD CO LTD     SPONS ADR REP   50186V 10 2  $14,278   629,000   SH          X                        629,000
------------------------------------------------------------------------------------------------------------------------------------
MECHEL OAO-ADR           SPONSORED ADR   583840 10 3   $977     38,000    SH          X                        38,000
------------------------------------------------------------------------------------------------------------------------------------
MITTAL STEEL CO NV       NY REG SH CL A  6068P 10 1   $53,747  1,423,755  SH          X                       1,423,755
------------------------------------------------------------------------------------------------------------ ---------------- ------
MORGAN STANLEY              COM NEW      617446 44 8  $28,834   459,000   SH          X                        459,000
------------------------------------------------------------------------------------------------------------------------------------
NDS GROUP PLC            SPONSORED ADR   628891 10 3  $29,301   563,148   SH          X                        563,148
------------------------------------------------------------------------------------------------------------------------------------
NETEASE COM INC          SPONSORED ADR   64110W 10 2  $1,659    67,600    SH          X                        67,600
------------------------------------------------------------------------------------------------------------------------------------
OPENTV CORP                   CL A       G67543 10 1  $4,983   1,695,000  SH          X                       1,695,000
------------------------------------------------------------------------------------------------------------------------------------
PETROBRAS ENERGIA
PARTCPTNS                 SP ADR B SHS   71646M 10 2   $582     51,700    SH          X                        51,700
------------------------------------------------------------------------------------------------------------------------------------



                                      Bluecrest Capital Management Limited
                                           Form 13F Information Table
                                          Quarter ended March 31, 2006
                                                                                     INVESTMENT DISCRETION       VOTING AUTHORITY
                                                    FAIR MARKET SHARES OR SH/
                            TITLE          CUSIP       VALUE    PRINCIPAL PRN  PUT/      SHARED- SHARED- OTHER
ISSUER                     OF CLASS        NUMBER  (IN THOUSANDS) AMOUNT       CALL SOLE DEFINED OTHER    MNGRS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
PETROCHINA CO  LTD       SPONSORED ADR   71646E 10 0  $1,554    14,900    SH          X                        14,900
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO
SA PETRO                 SPONSORED ADR   71654V 40 8  $20,792   239,900   SH          X                        239,900
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                    COM        717081 10 3  $57,226  1,296,400  SH          X                       1,296,400
------------------------------------------------------------------------------------------------------------------------------------
PRECISION DRILLING
TRUST                       TR UNIT      740215 10 8  $11,998   371,000   SH          X                        371,000
------------------------------------------------------------------------------------------------------------------------------------
PROCTER  & GAMBLE CO          COM        742718 10 9  $21,611   375,000   SH          X                        375,000
------------------------------------------------------------------------------------------------------------------------------------
QUEST SOFTWARE INC            COM        74834T 10 3  $36,100  2,161,655  SH          X                       2,161,655
------------------------------------------------------------------------------------------------------------------------------------
SONICWALL INC                 COM        835470 10 5  $3,120    440,000   SH          X                        440,000
------------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP          COM FON      852061 10 0  $18,036   698,000   SH          X                        698,000
------------------------------------------------------------------------------------------------------------------------------------
TAM SA                   SP ADR REP PFD  87484D 10 3   $980     52,000    SH          X                        52,000
------------------------------------------------------------------------------------------------------------------------------------
TELE NORTE LESTE
PART SA                   SPON ADR PFD   879246 10 6   $917     55,000    SH          X                        55,000
------------------------------------------------------------------------------------------------------------------------------------
TELECOM ARGENTINA SA     SPON ADR REP B  879273 20 9  $2,383    176,000   SH          X                        176,000
------------------------------------------------------------------------------------------------------------------------------------
TENARIS SA               SPONSORED ADR   88031M 10 9  $24,860   127,777   SH          X                        127,777
------------------------------------------------------------------------------------------------------------------------------------
TENNECO INC                   COM        880349 10 5  $20,494   944,900   SH          X                        944,900
------------------------------------------------------------------------------------------------------------------------------------
TIBCO SOFTWARE INC            COM        88632Q 10 3  $9,982   1,194,000  SH          X                       1,194,000
------------------------------------------------------------------------------------------------------------------------------------
TIM PARTICIPACOES SA     SPONS ADR PFD   88706P 10 6   $936     25,000    SH          X                        25,000
------------------------------------------------------------------------------------------------------------------------------------


                                      Bluecrest Capital Management Limited
                                           Form 13F Information Table
                                          Quarter ended March 31, 2006
                                                                                     INVESTMENT DISCRETION        VOTING AUTHORITY
                                                    FAIR MARKET SHARES OR SH/
                            TITLE          CUSIP       VALUE    PRINCIPAL PRN  PUT/      SHARED- SHARED- OTHER
ISSUER                     OF CLASS        NUMBER  (IN THOUSANDS) AMOUNT       CALL SOLE DEFINED OTHER    MNGRS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
UNITED MICROELECTRONICS
COPR                     SPONSORED ADR   910873 20 7   $995     290,000   SH          X                        290,000
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP            COM        91913Y 10 0  $21,640   362,000   SH          X                        362,000
------------------------------------------------------------------------------------------------------------------------------------
WEBMETHODS INC                COM        94768C 10 8  $3,613    429,100   SH          X                        429,100
------------------------------------------------------------------------------------------------------------------------------------


Total Fair Market Value                              $581,823
(in thousands)